PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of long lived assets and intangible assets with definite lives
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years